Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregate our revenue from contracts
	Three Months Ended March 31,
	2023		2022
Revenue by Contract Type
Fixed price	$16,595	91%	$16,468	89%
Time and materials	1,641	9%	2,003	11%
Total	$18,236	100%	$18,471	100%

	Year Ended December 31,
	2022		2021
Revenue by Contract Type
Fixed price	$80,801	94%	$68,487	94%
Time and materials	5,145	6%	4,063	6%
Total	$85,946	100%	$72,550	100%

Schedule of contract assets
	March 31, 2023	December 31, 2022
Contract Assets
Deferred contract costs	$11,051	$6,633
Unbilled receivables	655	346
Total	$11,706	$6,979

	December 31, 2022	December 31, 2021
Contract Assets
Deferred contract costs	$6,633	$1,800
Unbilled receivables	347	44
Total	$6,979	$1,844

Schedule of contract liabilities
	March 31, 2023	December 31, 2022
Contract liabilities – current
Deferred revenue	$33,170	$39,831
Contract loss provision	10,385	10,120
Accrued launch costs	6,514	6,705
Total contract liabilities – current	50,069	56,656
Contract liabilities – long-term
Contract loss provision	635	2,188
Total contract liabilities – long-term	635	2,188
Total contract liabilities	$50,704	$58,844

	December 31, 2022	December 31, 2021
Contract Liabilities
Contract liabilities – current
Deferred revenue	$39,831	$31,644
Contract loss provision	10,120	12,001
Accrued launch costs	6,705	5,984
Total contract liabilities – current	56,656	49,629
Contract liabilities – long-term
Contract loss provision	2,188	10,530
Total contract liabilities – long-term	2,188	10,530
Total contract liabilities	$58,844	$60,159